FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

7. FAIR VALUE MEASUREMENT

Recurring

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2017 and 2018:

	Level 1	Level 2	Level 3	Balances at
December 31, 2017	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	6,750	—	6,750
Restricted time deposits-noncurrent portion	—	600	—	600
Total assets	—	7,350	—	7,350
Liabilities
Guarantee derivative liabilities	—	—	30,958	30,958
Total liabilities	—	—	30,958	30,958

	Level 1	Level 2	Level 3	Balances at
December 31, 2018	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	344,212	—	344,212
Total assets	—	344,212	—	344,212
Liabilities
Guarantee derivative liabilities	—	—	52,434	52,434
Total liabilities	—	—	52,434	52,434

The fair value of the Group’s restricted time deposits is determined based on the prevailing interest rates for similar products in the market (Level 2). For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, as the Group’s financial guarantee provided to the third-party commercial banks or consumer finance companies does not trade in an active market with readily observable quoted prices, the Group uses significant unobservable inputs to measure the fair value of these guarantee derivative liabilities (Level 3).

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during each of the periods presented.

Significant Unobservable Inputs

The Group uses a discounted cash flows model to estimate fair value of the guarantee derivative liabilities. The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2017 and 2018:

		Range of Inputs
		December 31, 2017			December 31, 2018
				Weighted‑			Weighted‑
Financial Instrument	Unobservable Input	Minimum	Maximum	Average	Minimum	Maximum	Average
Guarantee derivative liabilities	Cumulative default rates(i)	2.3%	2.3%	2.3%	2.0%	2.0%	2.0%
	Margins on cost	70.0%	70.0%	70.0%	70.0%	70.0%	70.0%
(i)	Expressed as a percentage of the original principal balance of the loans.

The following table summarizes the activities related to fair value of the guarantee derivative liabilities:

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Fair value at beginning of the year (Level 3)	—	31,191	30,958
Issuances	38,516	134,881	449,778
Cash payment	(13,267)	(87,759)	(231,275)
Change in fair value(i)	5,942	(47,355)	(197,027)
Fair value at end of the year (Level 3)	31,191	30,958	52,434
(i)	Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Significant Recurring Level 3 Fair Value Liability Input Sensitivity

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the guarantee derivative liabilities. The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative liabilities as of December 31, 2017 and 2018, respectively, given a hypothetical changes in the cumulative default rates:

	As of December 31,
	2017	2018
	(RMB in thousands, except for percentages)
Weighted-average cumulative default rates(i)	2.3%	2.0%
Change in fair value from:
Increase by 10%	13,222	29,725
Decrease by 10%	(13,222)	(29,725)
(i)	Expressed as a percentage of the original principal balance of the loans.

Other financial instruments

The followings are other financial instruments not measured at fair value on the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, current restricted cash and amounts due from related parties are financial assets with carrying amounts that approximate fair value due to their short‑term nature. Accounts payable and amounts due to related parties are financial liabilities with carrying amounts that approximate fair value because of their short‑term nature.

Non‑recurring

The Group measures certain financial assets, including the equity investments under the cost method prior to the adoption of ASU No. 2016-01, at fair value on a non-recurring basis only if an impairment charge were to be recognized. Starting on January 1, 2018, the Group’s long-term equity investments are measured at fair value on a non-recurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement.

The Group’s non‑financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.